Long term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long term debt [Line Items]
Weighted average interest rate	3.34%	2.92%	3.25%
Interest expense	$ 6,153	$ 7,167	$ 4,698
Amortization of deferred finance charges	522	502	329
Other finance fees	139	169	200
Piraeus Bank S.A.
Long term debt [Line Items]
Write off of unamortized deferred financing fees			$ 307